Cover	Dec. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2023
Entity File Number	001-41165
Entity Registrant Name	PEARL HOLDINGS ACQUISITION CORP
Entity Central Index Key	0001856161
Entity Tax Identification Number	98-1593935
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	767 Third Avenue
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	457-1540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PRLHU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PRLH
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PRLHW
Security Exchange Name	NASDAQ